BLACKROCK FUNDS II

BlackRock Multi-Asset Income Portfolio

(the “Fund”)

Supplement dated July 31, 2012
to the Statement of Additional Information dated November 28, 2011, as amended January 9, 2012

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objectives and Policies” is supplemented as follows:

Participation Notes	X

Shareholders should retain this Supplement for future reference.

SAI-MAIP-0712SUP